Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended										12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenues	$ 278,005		$ 256,359	$ 251,844	$ 246,469	$ 264,546		$ 264,699	$ 258,039	$ 262,678	$ 1,032,677		$ 1,049,962		$ 1,043,818
Property operating expenses											(288,345)	[1]	(295,602)	[1]	(292,971)	[2]
Interest expense											(244,432)		(267,072)		(281,102)
Other expense											(25,078)		(28,898)		(25,523)
Gain on sales of real estate assets											2,286		59,396		2,887
Segment profit											477,108		517,786		447,109
Depreciation and amortization expense											(265,192)		(270,828)		(279,936)
General and administrative expense											(51,251)		(44,750)		(43,383)
Interest and other income											3,955		2,582		3,868
Gain (loss) on investments											45,072				888
Gain on extinguishment of debt											265		1,029		0
Loss on impairment of real estate											(24,379)	[3]	(51,304)	[3]	(1,156)	[3]
Equity in earnings (losses) of unconsolidated affiliates											8,313		6,138		(188)
Income tax benefit											(1,404)		269		6,417
Income from continuing operations	84,429		37,425	36,100	34,533	110,325		(18,499)	32,813	36,283	192,487		160,922	[3]	133,619	[3]
Total assets	7,089,736					6,719,428					7,089,736		6,719,428		7,506,554
Capital expenditures											705,023	[4]	517,278	[4]	185,114	[4]
Malls [Member]
Segment Reporting Information [Line Items]
Revenues											929,423		951,152		953,893
Property operating expenses											(296,298)	[1]	(304,479)	[1]	(306,168)	[2]
Interest expense											(216,217)		(233,777)		(228,346)
Other expense											0		0		0
Gain on sales of real estate assets											1,188		(13,329)		1,754
Segment profit											418,096		399,567		421,133
Loss on impairment of real estate											(20,315)		(50,683)
Total assets	6,213,801					5,954,414					6,213,801		5,954,414		6,561,098
Capital expenditures											608,190	[4]	265,478	[4]	98,277	[4]
Associated Centers [Member]
Segment Reporting Information [Line Items]
Revenues											42,380		41,505		40,311
Property operating expenses											(10,480)	[1]	(10,689)	[1]	(10,528)	[2]
Interest expense											(8,453)		(8,841)		(7,794)
Other expense											0		0		0
Gain on sales of real estate assets											202		306		0
Segment profit											23,649		22,281		21,989
Loss on impairment of real estate											(3,000)
Total assets	302,225					308,858					302,225		308,858		325,395
Capital expenditures											6,630	[4]	213,364	[4]	7,931	[4]
Community Centers [Member]
Segment Reporting Information [Line Items]
Revenues											11,966		10,639		8,140
Property operating expenses											(4,084)	[1]	(2,978)	[1]	(1,948)	[2]
Interest expense											(2,568)		(3,894)		(2,609)
Other expense											0		0		0
Gain on sales of real estate assets											677		1,135		1,144
Segment profit											5,991		4,902		4,727
Total assets	203,261					265,675					203,261		265,675		67,252
Capital expenditures											13,884	[4]	21,452	[4]	25,050	[4]
All Other [Member]
Segment Reporting Information [Line Items]
Revenues											48,908	[2]	46,666	[2]	41,474	[1]
Property operating expenses											22,517	[1],[2]	22,544	[1],[2]	25,673	[1],[2]
Interest expense											(17,194)	[2]	(20,560)	[2]	(42,353)	[1]
Other expense											(25,078)	[2]	(28,898)	[2]	(25,523)	[1]
Gain on sales of real estate assets											219	[2]	71,284	[2]	(11)	[1]
Segment profit											29,372	[2]	91,036	[2]	(740)	[1]
Loss on impairment of real estate											(1,064)		(621)		(1,156)
Total assets	370,449	[2]				190,481	[2]				370,449	[2]	190,481	[2]	552,809	[1]
Capital expenditures											$ 76,319	[2],[4]	$ 16,984	[2],[4]	$ 53,856	[1],[4]

[1]	The All Other category includes mortgage and other notes receivable, office buildings, the Management Company and the Company’s subsidiary that provides security and maintenance services.
[2]	Property operating expenses include property operating, real estate taxes and maintenance and repairs.
[3]	The referenced amounts for the years ended December 31, 2011 and 2010 have been restated. See Note 2 for more information. Loss on impairment of real estate for the year ended December 31, 2012 consisted of $20,315 related to Malls, $3,000 related to Associated Centers and $1,064 related to All Other. Loss on impairment of real estate for the year ended December 31, 2011 consisted of $50,683 related to Malls and $621 related to All Other. Loss on impairment of real estate for the year ended December 31, 2010 consisted of $1,156 related to All Other.
[4]	Amounts include acquisitions of real estate assets and investments in unconsolidated affiliates. Developments in progress are included in the All Other category.